Significant Accounting Policies (Details) - Schedule of weighted average assumptions used in fair value for options granted	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of weighted average assumptions used in fair value for options granted [Abstract]
Risk-free interest	0.84%	0.51%	1.52%
Dividend yields	0.00%	0.00%	0.00%
Volatility	48.00%	45.00%	55.00%
Expected option term	3 years 6 months	3 years 6 months	3 years 6 months